INVESTMENTS IN AFFILIATES (Narrative) (Details)	1 Months Ended	12 Months Ended
	May. 31, 2012 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 20, 2012
INVESTMENTS IN AFFILIATES [Abstract]
Equity in (loss)/income of affiliated companies		$ 2,110,147	¥ 13,669,112	¥ 9,549,289	¥ (25,614,963)
Percentage of equity interests acquired	9.00%
Acquisitions of businesses and investments, net of cash acquired	¥ 7,200,000	$ 11,614,386	¥ 75,235,668	¥ 129,047,885	¥ 4,502,516
Gansu Jintai [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership						28.00%